INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Effective tax rate from continuing operations	0.00%	0.00%	0.00%	0.00%
Income tax provision	$ 0	$ 0	$ 0	$ 0
Federal statutory rate	21.00%		21.00%	21.00%
Realized deferred tax assets	$ 0